Subsequent Events:	12 Months Ended
Dec. 31, 2010
Subsequent Events:
Subsequent Events:

24. Subsequent Events:

        On January 28, 2011, the Company in a 50/50 joint venture, agreed to acquire the Shops at Atlas, a 400,000 square foot community center in Queens, New York, for a total purchase price of $53,750. The Company's share of the purchase price consisting of $26,875 is expected to be funded from cash on hand.

        On February 1, 2011, the Company paid off in full the mortgage note payable on Chesterfield Towne Center.

        On February 3, 2011, the Company announced a dividend/distribution of $0.50 per share for common stockholders and OP Unit holders of record on February 22, 2011. All dividends/distributions will be paid 100% in cash on March 8, 2011.

        On February 24, 2011, the Company increased its ownership interest in Kierland Commons, a 434,690 square foot community center in Scottsdale, Arizona, from 24.5% to 50%. The purchase price for this transaction was $34,162 in cash and the assumption of $18,613 of existing debt.